TURNER FUNDS

TURNER GLOBAL OPPORTUNITIES FUND

TURNER INTERNATIONAL GROWTH FUND

TURNER MARKET NEUTRAL FUND

TURNER MEDICAL SCIENCES LONG/SHORT FUND

TURNER SPECTRUM FUND

TURNER TITAN FUND

TURNER ALL CAP GROWTH FUND

TURNER CONCENTRATED GROWTH FUND

TURNER EMERGING GROWTH FUND

TURNER LARGE GROWTH FUND

TURNER MIDCAP GROWTH FUND

TURNER SMALL CAP GROWTH FUND

Supplement dated November 21, 2011

to the Prospectus and Summary Prospectuses dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective January 1, 2012, Turner Investment Partners, Inc., investment adviser and administrator to the Turner Funds, will change its legal structure from a corporation organized in the Commonwealth of Pennsylvania to a limited partnership organized in the Commonwealth of Pennsylvania (the “Reorganization”). There will be no change in the control, ownership, operations, or management of the investment adviser and administrator as a result of the Reorganization.

In connection with the Reorganization, on November 18, 2011, the Board of Trustees of the Turner Funds approved an Assignment and Assumption Agreement for the Turner Funds’ Investment Advisory Agreement, which, effective January 1, 2012, will transfer all obligations under the Turner Funds’ Investment Advisory Agreement with Turner Investment Partners, Inc. to the successor entity, Turner Investments, L.P.  Turner Investments, L.P. will also assume all fee waiver and expense limitation agreements from Turner Investment Partners, Inc.  On November 18, 2011, the Board of Trustees also approved the assignment of the Administration Agreement between the Turner Funds and Turner Investment Partners, Inc. to Turner Investments, L.P., effective January 1, 2012, in connection with the Reorganization.

Accordingly, effective January 1, 2012, all references in the Prospectus and Summary Prospectuses to “Turner Investment Partners, Inc.” are hereby replaced with “Turner Investments, L.P.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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